SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Long-lived Assets by Geographical Areas) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 309,346	$ 151,532
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	266,648	98,487
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	232,424	54,440
North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 42,698	$ 53,045